STOCKBASED COMPENSATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stock based compensation	$ 54,000	$ 1,353,898
Options issued to outside directors and consultants
Stock based compensation	0	56,000
Common stock issued for services
Stock based compensation	54,000	12,000
Price Appreciation Certificates [Member]
Stock based compensation	$ 0	$ 1,285,898